RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
The activity in loans to current directors, executive officers, and their affiliates during the year ended December 31, 2014, is summarized as follows (in thousands):

Loans outstanding at beginning of year	$8,977
New loans	908
Repayments	(1,443)
Loans outstanding at end of year	$8,442